UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James A. Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (97.98%)
Consumer Discretionary (18.51%)
Auto Components (0.84%)
BorgWarner, Inc.	24,910	$1,075,116

Hotels, Restaurants & Leisure (1.02%)
McDonald's Corp.	8,350	1,308,361

Internet & Direct Marketing Retail (6.90%)
Amazon.com, Inc.(a)	4,170	7,088,166
Netflix, Inc.(a)	4,460	1,745,778
		8,833,944

Media (4.59%)
Omnicom Group, Inc.	25,450	1,941,071
Viacom, Inc., Class B	60,210	1,815,934
Walt Disney Co.	20,230	2,120,306
		5,877,311

Multiline Retail (0.98%)
Macy's, Inc.	33,640	1,259,145

Specialty Retail (2.81%)
Advance Auto Parts, Inc.	9,470	1,285,079
The Home Depot, Inc.	11,897	2,321,105
		3,606,184

Textiles, Apparel & Luxury Goods (1.37%)
Ralph Lauren Corp.	13,940	1,752,537

Total Consumer Discretionary		23,712,598

Energy (12.83%)
Energy Equipment & Services (0.98%)
Halliburton Co.	27,790	1,252,217

Oil, Gas & Consumable Fuels (11.85%)
Anadarko Petroleum Corp.	30,380	2,225,335
Cabot Oil & Gas Corp.	77,060	1,834,028
Cimarex Energy Co.	20,830	2,119,244
ConocoPhillips	39,470	2,747,902
EOG Resources, Inc.	14,340	1,784,326
EQT Corp.	45,740	2,523,933
Noble Energy, Inc.	55,180	1,946,751
		15,181,519
Total Energy		16,433,736

Financials (1.49%)
Banks (1.49%)
Bank of America Corp.	67,890	1,913,819

Total Financials		1,913,819

Health Care (10.73%)
Biotechnology (3.05%)
AbbVie, Inc.	16,470	1,525,946
Regeneron Pharmaceuticals, Inc.(a)	6,890	2,376,981
		3,902,927

	Shares	Value
Health Care (continued)
Health Care Providers & Services (4.51%)
HCA Healthcare, Inc.	25,980	$2,665,548
UnitedHealth Group, Inc.	12,660	3,106,004
		5,771,552

Pharmaceuticals (3.17%)
Johnson & Johnson	14,770	1,792,192
Pfizer, Inc.	62,650	2,272,942
		4,065,134
Total Health Care		13,739,613

Industrials (3.18%)
Aerospace & Defense (2.24%)
Raytheon Co.	4,680	904,082
The Boeing Co.	5,840	1,959,379
		2,863,461

Industrial Conglomerates (0.94%)
3M Co.	6,130	1,205,893

Total Industrials		4,069,354

Information Technology (37.90%)
Internet Software & Services (9.75%)
Alphabet, Inc., Class A(a)	3,100	3,500,489
Alphabet, Inc., Class C(a)	3,095	3,452,937
Facebook, Inc., Class A(a)	28,490	5,536,177
		12,489,603

IT Services (3.39%)
Mastercard, Inc., Class A	9,470	1,861,044
Visa, Inc., Class A	18,710	2,478,140
		4,339,184
Semiconductors & Semiconductor Equipment (5.01%)
Applied Materials, Inc.	47,350	2,187,096
Intel Corp.	27,680	1,375,973
NVIDIA Corp.	7,350	1,741,215
Texas Instruments, Inc.	10,090	1,112,423
		6,416,707

Software (11.49%)
Adobe Systems, Inc.(a)	10,680	2,603,890
Microsoft Corp.	78,467	7,737,631
Oracle Corp.	55,830	2,459,870
Red Hat, Inc.(a)	14,340	1,926,866
		14,728,257

Technology Hardware, Storage & Peripherals (8.26%)
Apple, Inc.	45,208	8,368,453
Western Digital Corp.	28,630	2,216,248
		10,584,701
Total Information Technology		48,558,452

Materials (6.77%)
Chemicals (4.74%)
Albemarle Corp.	17,330	1,634,739
CF Industries Holdings, Inc.	44,620	1,981,128
Mosaic Co.	87,630	2,458,022
		6,073,889

	Shares	Value
Materials (continued)
Metals & Mining (2.03%)
Freeport-McMoRan, Inc.	150,590	$2,599,183

Total Materials		8,673,072

Telecommunication Services (1.40%)
Diversified Telecommunication (1.40%)
AT&T, Inc.	55,960	1,796,876

Total Telecommunication Services		1,796,876

Utilities (5.17%)
Independent Power and Renewable Electricity Producers (3.63%)
AES Corp.	148,700	1,994,067
NRG Energy, Inc.	86,350	2,650,945
		4,645,012

Multi-Utilities (1.54%)
WEC Energy Group, Inc.	30,510	1,972,471

Total Utilities		6,617,483

TOTAL COMMON STOCKS
(Cost $85,843,190)		125,515,003

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (1.38%)
Puts (1.38%)
S&P 500® Index-spx Purchased Options:
12/21/2018	$400.00	470	127,763,390	1,767,200

Total Puts				1,767,200

TOTAL PURCHASED OPTIONS
(Cost $1,723,497)				1,767,200

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.73%)
Money Market Fund (0.73%)
Dreyfus Treasury Prime Cash Management, Institutional Class	1.67300%	938,154	938,154

TOTAL SHORT TERM INVESTMENTS
(Cost $938,154)			938,154

TOTAL INVESTMENTS (100.09%)
(Cost $88,504,841)			$128,220,357
Liabilities in Excess of Other Assets (-0.09%)			(114,096)
NET ASSETS (100.00%)			$128,106,261

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investment

CENTRE ACTIVE U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT BONDS & NOTES (91.82%)
U.S. Treasury Bonds (75.10%)
8/15/2019, 8.125%	$6,856,000	$7,285,839
2/15/2020, 8.500%	5,400,000	5,915,320
8/15/2020, 8.750%	7,250,000	8,171,968
2/15/2043, 3.125%	5,470,000	5,608,780
5/15/2044, 3.375%	5,470,000	5,854,823
Total U.S. Treasury Bonds		32,836,730

U.S. Treasury Notes (16.72%)
7/31/2021, 2.250%	2,200,000	2,175,336
11/15/2022, 1.625%	1,500,000	1,432,881
5/15/2024, 2.500%	1,500,000	1,476,474
8/15/2024, 2.375%	1,000,000	976,211
11/15/2025, 2.250%	1,300,000	1,250,310
Total U.S. Treasury Notes		7,311,212

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $39,810,848)		40,147,942

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.26%)
Money Market Fund (1.26%)
Dreyfus Treasury Prime Cash Management, Institutional Class	1.67300%	550,804	550,804

TOTAL SHORT TERM INVESTMENTS
(Cost $550,804)			550,804

TOTAL INVESTMENTS (93.08%)
(Cost $40,361,652)			$40,698,746
Other Assets In Excess Of Liabilities (6.92%)			3,028,034	(a)
NET ASSETS (100.00%)			$43,726,780

(a)	Includes cash which is being held as collateral for futures contracts.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value
OPEN-END FUNDS (10.83%)
Centre Global Infrastructure Fund, Institutional Class	215,438	$2,087,597

TOTAL OPEN-END FUNDS
(Cost $2,150,213)		2,087,597

	Principal
	Amount	Value
MUNICIPAL BONDS (81.14%)
General Obligation (56.89%)
Arlington County, VA
8/15/2024, 4.000%	$500,000	$553,950
Baltimore County, MD
8/1/2022, 4.000%	500,000	522,435
City of Arlington, TX
8/15/2025, 5.000%	700,000	820,393
City of Columbus, OH, Series 2013 1
7/1/2029, 4.000%	500,000	536,225
City of Richardson, TX
2/15/2033, 3.125%	235,000	230,791
2/15/2035, 3.250%	660,000	651,625
		882,416
City of Rochester, NH, Series A
2/15/2034, 3.250%	400,000	397,084
City of San Antonio, TX
2/1/2024, 5.000%	750,000	860,497
City of Seattle, WA
11/1/2025, 5.000%	500,000	590,175
County of Sullivan, TN
5/1/2045, 4.000%	500,000	519,400
King County, WA, Series E
12/1/2029, 5.000%	350,000	409,626
Montgomery County, MD, Series B
11/1/2027, 5.000%	750,000	870,990
North Carolina State, Series B
6/1/2026, 5.000%	750,000	890,325
State of Georgia, Series C
7/1/2028, 5.000%	700,000	843,934
State of Ohio, Series 2015 B
6/15/2035, 5.000%	800,000	878,880
State of Texas, Series E
8/1/2024, 5.000%	765,000	885,281
Wake County, NC, Series A
5/1/2029, 3.000%	500,000	501,775
Total General Obligation		10,963,386

Prerefunded Issues(a) (11.78%)
Arizona State, Water Infrastructure Finance Authority, Series A, 10/01/19 @ 100
10/1/2021, 5.000%	500,000	521,230
City of Norfolk, VA, Series C, 4/01/21 @ 100
10/1/2027, 5.000%	635,000	689,337
Oregon State, Lottery Revenue, Series A, 4/01/19 @ 100
4/1/2021, 5.000%	500,000	513,085

	Principal
	Amount	Value
Prerefunded Issues(a) (continued)
Utah State, Series A, 7/01/21 @ 100
7/1/2023, 5.000%	$500,000	$546,285
Total Prerefunded Issues		2,269,937

Revenue Bonds (12.47%)
Gwinnett County, GA, Water & Sewerage Authority, Series A
8/1/2028, 4.000%	500,000	510,010
New York State, Environmental Facilities Corp.
11/15/2033, 5.000%	900,000	1,026,792
Washington, MD, Suburban Sanitation District, Public Improvements
6/1/2026, 3.000%	850,000	866,371
Total Revenue Bonds		2,403,173

TOTAL MUNICIPAL BONDS
(Cost $15,672,338)		15,636,496

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.54%)
Money Market Fund (4.54%)
Dreyfus Treasury Prime Cash Management, Institutional Class	1.67300%	874,688	874,688

TOTAL SHORT TERM INVESTMENTS
(Cost $874,688)			874,688

TOTAL INVESTMENTS (96.51%)
(Cost $18,697,239)			$18,598,781
Other Assets In Excess Of Liabilities (3.49%)			672,306	(b)
NET ASSETS (100.00%)			$19,271,087

(a)	Prerefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(b)	Includes cash which is being held as collateral for futures contracts.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (93.92%)
ASIA (16.35%)
Australia (1.87%)
Health Care Providers & Services (0.36%)
Ramsay Health Care, Ltd.	200	$7,990

Transportation Infrastructure (1.51%)
Transurban Group	3,800	33,662

Total Australia		41,652

China (3.89%)
Communications Equipment (1.77%)
ZTE Corp., Class H(a)	26,000	39,502

Internet & Direct Marketing Retail (1.58%)
JD.com, Inc., ADR(a)	900	35,055

Internet Software & Services (0.54%)
iQIYI, Inc., ADR(a)	370	11,951

Total China		86,508

Hong Kong (3.60%)
Electric Utilities (0.48%)
CLP Holdings, Ltd.	1,000	10,770

Gas Utilities (0.47%)
Hong Kong & China Gas Co., Ltd.	5,500	10,529

Semiconductors & Semiconductor Equipment (1.37%)
ASM Pacific Technology, Ltd.	2,400	30,346

Wireless Telecommunication Services (1.28%)
China Mobile, Ltd.	3,200	28,429

Total Hong Kong		80,074

Japan (4.94%)
Diversified Telecommunication Services (0.82%)
Nippon Telegraph & Telephone Corp.	400	18,194

Wireless Telecommunication Services (4.12%)
KDDI Corp.	1,200	32,852
NTT DOCOMO, Inc.	900	22,944
SoftBank Corp.	500	36,007
		91,803
Total Japan		109,997

Singapore (2.05%)
Diversified Telecommunication Services (0.54%)
Singapore Telecommunications, Ltd.	5,300	11,981

	Shares	Value
Singapore (continued)
Trading Companies & Distributors (1.51%)
BOC Aviation, Ltd.(b)(c)	5,400	$33,554

Total Singapore		45,535

TOTAL ASIA
(Cost $364,280)		363,766

EUROPE (18.90%)
France (2.67%)
Diversified Telecommunication Services (0.98%)
Orange SA	1,300	21,778

Multi-Utilities (0.69%)
Engie SA	1,000	15,333

Transportation Infrastructure (1.00%)
Aeroports de Paris	50	11,310
Getlink	800	10,973
		22,283
Total France		59,394

Germany (2.16%)
Diversified Telecommunication Services (1.53%)
Deutsche Telekom AG	2,200	34,093

Multi-Utilities (0.63%)
E.ON SE	1,300	13,897

Total Germany		47,990

Great Britain (4.10%)
Diversified Telecommunication Services (0.71%)
BT Group Plc	5,500	15,809

Electric Utilities (0.51%)
SSE Plc	630	11,266

Multi-Utilities (0.99%)
National Grid Plc	2,000	22,130

Wireless Telecommunication Services (1.89%)
Vodafone Group Plc	17,300	41,969

Total Great Britain		91,174

Italy (2.97%)
Electric Utilities (1.18%)
Enel SpA	4,700	26,109

Oil, Gas & Consumable Fuels (0.73%)
Snam SpA	3,900	16,287

Transportation Infrastructure (1.06%)
Atlantia SpA	800	23,655

Total Italy		66,051

	Shares	Value
Norway (0.46%)
Diversified Telecommunication Services (0.46%)
Telenor ASA	500	$10,262

Total Norway		10,262

Spain (4.79%)
Diversified Telecommunication Services (1.11%)
Telefonica SA	2,900	24,651

Electric Utilities (1.18%)
Iberdrola SA	3,400	26,301

Oil, Gas & Consumable Fuels (0.53%)
Enagas SA	400	11,697

Transportation Infrastructure (1.97%)
Abertis Infraestructuras SA	1,200	25,736
Aena SME SA(b)(c)	100	18,159
		43,895
Total Spain		106,544

Switzerland (1.75%)
Energy Equipment & Services (1.75%)
Transocean, Ltd.(a)	2,900	38,976

Total Switzerland		38,976

TOTAL EUROPE
(Cost $462,639)		420,391

NORTH AMERICA (58.67%)
Canada (9.91%)
Oil, Gas & Consumable Fuels (9.48%)
Enbridge, Inc.	2,900	103,678
Inter Pipeline, Ltd.	600	11,246
Pembina Pipeline Corp.	900	31,169
TransCanada Corp.	1,500	64,899
		210,992
Wireless Telecommunication Services (0.43%)
Rogers Communications, Inc., Class B	200	9,499

Total Canada		220,491

United States (48.76%)
Chemicals (1.48%)
Albemarle Corp.	350	33,015

Diversified Telecommunication Services (12.38%)
AT&T, Inc.	4,000	128,440
CenturyLink, Inc.	600	11,184
Verizon Communications, Inc.	2,700	135,837
		275,461
Electric Utilities (9.81%)
American Electric Power Co., Inc.	300	20,775
Duke Energy Corp.	400	31,632
Edison International	200	12,654
Eversource Energy	200	11,722
Exelon Corp.	600	25,560
NextEra Energy, Inc.	300	50,109
PG&E Corp.	300	12,768

	Shares	Value
United States (continued)
Electric Utilities (continued)
PPL Corp.	400	$11,420
The Southern Co.	600	27,786
Xcel Energy, Inc.	300	13,704
		218,130
Electronic Equipment, Instruments & Components (1.41%)
Coherent, Inc.(a)	200	31,284

Health Care Providers & Services (3.31%)
HCA Healthcare, Inc.	500	51,300
Universal Health Services, Inc., Class B	200	22,288
		73,588
Internet Software & Services (1.29%)
Box, Inc., Class A(a)	1,150	28,739

Metals & Mining (1.48%)
Freeport-McMoRan, Inc.	1,900	32,794

Multi-Utilities (4.23%)
Consolidated Edison, Inc.	200	15,596
Dominion Energy, Inc.	400	27,272
DTE Energy Co.	100	10,363
Public Service Enterprise Group, Inc.	300	16,242
Sempra Energy	100	11,611
WEC Energy Group, Inc.	200	12,930
		94,014
Oil, Gas & Consumable Fuels (10.11%)
Cheniere Energy, Inc.(a)	300	19,557
Kinder Morgan, Inc.	3,500	61,845
ONEOK, Inc.	700	48,881
Targa Resources Corp.	400	19,796
The Williams Cos., Inc.	1,400	37,954
Whiting Petroleum Corp.(a)	700	36,904
		224,937
Semiconductors & Semiconductor Equipment (2.72%)
Micron Technology, Inc.(a)	620	32,513
QUALCOMM, Inc.	500	28,060
		60,573
Wireless Telecommunication Services (0.54%)
T-Mobile US, Inc.(a)	200	11,950

Total United States		1,084,485

TOTAL NORTH AMERICA
(Cost $1,348,132)		1,304,976

TOTAL COMMON STOCKS
(Cost $2,175,051)		2,089,133

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.16%)
Money Market Fund (4.16%)
Dreyfus Treasury Prime Cash Management, Institutional Class	1.67300%	92,624	92,624

TOTAL SHORT TERM INVESTMENTS
(Cost $92,624)			92,624

TOTAL INVESTMENTS (98.08%)
(Cost $2,267,675)			$2,181,757
Other Assets In Excess Of Liabilities (1.92%)			42,668
NET ASSETS (100.00%)			$2,224,425

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2018, these securities had a total aggregate market value of $51,713, representing 2.32% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of June 30, 2018, these securities had a total aggregate market value of $51,713, representing 2.32% of net assets.

See Notes to Quarterly Schedule of Investment

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the current bid and asked prices for the asset. A contract that is not listed on an exchange or board of trade but for which OTC market quotations are readily available shall be valued at the current bid price for the contract. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds, the Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Global Infrastructure Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2017 remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on June 30, 2018. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class, as applicable. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan for Investor class shares of a Fund are charged with respect to such class.

(h)	The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Centre Active U.S. Treasury Fund and the Centre Active U.S. Tax Exempt Fund which will make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

2) FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of June 30, 2018:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$125,515,003	$–	$–	$125,515,003
Purchased Options	1,767,200	–	–	1,767,200
Short Term Investments	938,154			938,154
Total	$128,220,357	$–	$–	$128,220,357

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$40,147,942	$–	$40,147,942
Short Term Investments	550,804	–	–	550,804
Total	$550,804	$40,147,942	$–	$40,698,746

Centre Active U.S. Tax Exempt Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Open-End Funds	$2,087,597	$–	$–	$2,087,597
Municipal Bonds	–	15,636,496	–	15,636,496
Short Term Investments	874,688	–	–	874,688
Total	$2,962,285	$15,636,496	$–	$18,598,781

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,089,133	$–	$–	$2,089,133
Short Term Investments	92,624	–	–	92,624
Total	$2,181,757	$–	$–	$2,181,757

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers among Levels 1, 2, and 3 during the year.

There were no material amounts classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for each Fund.

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended June 30, 2018 the Centre American Select Equity Fund held $1,767,200 in purchased options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 20, 2018

By:	/s/ James A. Abate
James A. Abate, Treasurer

Date:	August 20, 2018